VANECK DURABLE HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 100.2%
Automobiles & Components : 0.1%
Thor Industries, Inc. † 287 $ 27,469
Underline
Banks : 1.2%
M&T Bank Corp. 1,517 285,211
Regions Financial Corp. 11,571 272,150
557,361
Capital Goods : 6.3%
Emerson Electric Co. 3,456 428,302
General Dynamics Corp. 1,306 344,118
Honeywell International, Inc. 3,990 901,301
Huntington Ingalls Industries,
Inc. 231 43,652
L3Harris Technologies, Inc. 1,104 232,149
RTX Corp. 7,831 906,204
2,855,726
Commercial & Professional Services : 2.3%
Automatic Data Processing,
Inc. 2,321 679,426
Paychex, Inc. 2,631 368,919
1,048,345
Consumer Discretionary Distribution &
Retail : 0.3%
eBay, Inc. 2,543 157,539
Underline
Consumer Services : 3.5%
McDonald's Corp. 4,692 1,360,164
Yum! Brands, Inc. 1,578 211,704
1,571,868
Energy : 19.4%
APA Corp. 4,504 103,997
Baker Hughes Co. 7,331 300,718
Chevron Corp. 16,467 2,385,080
ConocoPhillips 9,558 947,867
EOG Resources, Inc. 5,000 612,900
EQT Corp. 3,124 144,048
Exxon Mobil Corp. 21,584 2,321,791
HF Sinclair Corp. 2,104 73,745
Kinder Morgan, Inc. 31,118 852,633
ONEOK, Inc. 7,317 734,627
Valero Energy Corp. 2,927 358,821
8,836,227
Financial Services : 7.5%
Blackrock, Inc. 987 1,011,784
Blackstone, Inc. 4,934 850,720
CME Group, Inc. 4,115 955,626
Federated Hermes, Inc. 838 34,450
Invesco Ltd. 4,824 84,324
Janus Henderson Group Plc 1,656 70,430
T Rowe Price Group, Inc. 3,033 343,002
Western Union Co. 7,760 82,256
3,432,592
Food, Beverage & Tobacco : 12.7%
Altria Group, Inc. 36,365 1,901,526
Archer-Daniels-Midland Co. 4,540 229,361
Brown-Forman Corp. 1,613 61,262
Conagra Brands, Inc. 6,120 169,830
General Mills, Inc. 5,211 332,305
Hershey Co. 1,136 192,381
Number
of Shares Value
Food, Beverage & Tobacco (continued)
J M Smucker Co. 1,106 $ 121,793
Kraft Heinz Co. 11,570 355,314
Mondelez International, Inc. 8,849 528,551
PepsiCo, Inc. 11,613 1,765,873
Tyson Foods, Inc. 2,559 146,989
5,805,185
Health Care Equipment & Services : 2.3%
DENTSPLY SIRONA, Inc. 1,446 27,445
Medtronic Plc 11,343 906,079
Quest Diagnostics, Inc. 609 91,874
1,025,398
Household & Personal Products : 1.3%
Clorox Co. 1,051 170,693
Kimberly-Clark Corp. 3,270 428,501
599,194
Insurance : 1.2%
Prudential Financial, Inc. 4,665 552,942
Underline
Materials : 3.1%
Air Products and Chemicals,
Inc. 1,626 471,605
Celanese Corp. 727 50,316
Dow, Inc. 11,155 447,650
DuPont de Nemours, Inc. 2,259 172,249
Eastman Chemical Co. 1,111 101,456
PPG Industries, Inc. 1,426 170,336
1,413,612
Media & Entertainment : 2.8%
Comcast Corp. 34,511 1,295,198
Underline
Pharmaceuticals, Biotechnology & Life
Sciences : 20.1%
AbbVie, Inc. 11,665 2,072,870
Amgen, Inc. 4,151 1,081,917
Johnson & Johnson 13,853 2,003,421
Merck & Co., Inc. 19,381 1,928,022
Pfizer, Inc. 75,848 2,012,247
Royalty Pharma Plc 3,455 88,137
9,186,614
Semiconductors & Semiconductor
Equipment : 2.4%
Qualcomm, Inc. 6,263 962,122
Skyworks Solutions, Inc. 1,239 109,875
1,071,997
Transportation : 2.9%
United Parcel Service, Inc. 10,641 1,341,830
Underline
Utilities : 10.8%
Alliant Energy Corp. 2,367 139,984
Ameren Corp. 2,387 212,777
DTE Energy Co. 1,916 231,357
Duke Energy Corp. 7,910 852,223
Edison International 4,043 322,793
Entergy Corp. 4,516 342,403
Essential Utilities, Inc. 2,306 83,754
Evergy, Inc. 2,832 174,310
Eversource Energy 4,132 237,301
Exelon Corp. 10,955 412,346
FirstEnergy Corp. 5,533 220,103

VANECK DURABLE HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
(continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Utilities (continued)
New Jersey Resources Corp. 1,032 $ 48,143
NiSource, Inc. 4,022 147,849
OGE Energy Corp. 2,426 100,073
Portland General Electric Co. 1,194 52,082
PPL Corp. 6,640 215,534
Sempra 5,438 477,021
WEC Energy Group, Inc. † 3,143 295,568
Xcel Energy, Inc. 5,339 360,489
4,926,110
Total Common Stocks
(Cost: $46,264,524) 45,705,207
Total Investments: 100.2%
(Cost: $46,264,524) 45,705,207
Liabilities in excess of other assets: (0.2)% (92,883)
NET ASSETS: 100.0% $ 45,612,324
† Security fully or partially on loan. Total market value of securities on loan is $290,638.